Net Income (Expense) from Financial Operations	12 Months Ended
Dec. 31, 2018
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Net Income (Expense) from Financial Operations

Note 25 – Net Income (Expense) from Financial Operations

This item includes the amount of changes in the fair value of financial instruments, except those attributable to interest accrued by applying the effective interest rate method, as well as the results obtained in the purchase and sale thereof.

Net income (expense) from financial operations in the Consolidated Statements of Income for the year is as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Trading instruments (securities)	2,527	43,323	40,893
Financial derivative contracts (trading)	152,732	(63,992)	44,499
Sale of loans and accounts receivable from customers (*)	1,602	15,121	18,863
Net gain on sale of financial instruments at fair value through other comprehensive income	13,765	—	—
Net gain on sale of available for sale investments	—	13,641	7,998
Others	2,129	175	699

Total	172,755	8,268	112,952

(*) See details Note 10, letter d.